Distribution Income from Operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 85,751	$ 78,021	$ 171,409	$ 154,031
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	46,393	58,326	110,361	117,877
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	8,899	5,171	12,598	8,615
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	26,248	11,826	36,747	22,610
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 4,211	$ 2,698	$ 11,703	$ 4,929